Note 5 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
(5)           Property, Plant and Equipment

Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2013	2014
	RMB	RMB
Building	11,346	12,317
Office equipment, furniture and fixtures	127,849	127,498
Motor vehicles	40,039	35,229
Leasehold improvements	9,033	10,817
Total	188,267	185,861
Less: Accumulated depreciation	(118,705)	(138,690)
Property, plant and equipment, net	69,562	47,171

No impairment for property, plant and equipment was recorded for the years ended December 31, 2012, 2013 and 2014.